Indebtedness - Additional Information (Details) $ in Thousands			1 Months Ended						12 Months Ended
	Oct. 02, 2017 USD ($) building joint_venture property mortgage_note loan	Jul. 20, 2017 USD ($)	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($) building property	Feb. 29, 2016 USD ($) building property	Dec. 31, 2017 USD ($) building joint_venture property loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 23, 2018 USD ($)
Debt Instrument [Line Items]
Unsecured revolving credit facility									$ 570,000	$ 160,000
Maximum borrowing capacity on revolving credit facility									2,500,000
Aggregate principal amount of properties collateralized									183,147
Unsecured term loans, net									$ 547,852	547,171
Number of loans assumed | loan									8
Number of properties collateralized | property									8
Number of buildings collateralized | building									8
Number of joint ventures | joint_venture									2
Gain (loss) on early extinguishment of debt									$ (1,715)	$ 104	$ 34
Aggregate nbv of real estate collateralized									432,562
Unsecured term loan, due in 2020
Debt Instrument [Line Items]
Face amount									$ 300,000
Interest rate (as a percent)									3.00%
The weighted average annual interest rate (as a percent)									2.50%	1.90%	1.60%
Unsecured term loan, due in 2022
Debt Instrument [Line Items]
Face amount									$ 250,000
Interest rate (as a percent)									3.40%
The weighted average annual interest rate (as a percent)									2.90%	2.30%	2.00%
4% Senior Unsecured Notes Due 2022
Debt Instrument [Line Items]
Interest rate (as a percent)									4.00%
5.875% Senior Unsecured Notes Due 2046
Debt Instrument [Line Items]
Face amount						$ 300,000
Interest rate (as a percent)						5.875%
Underwriter option exercise amount					$ 10,000
Unsecured revolving credit facility
Debt Instrument [Line Items]
Unsecured revolving credit facility									$ 570,000
Maximum borrowing capacity on revolving credit facility									$ 750,000
Option to extend the maturity date subject to certain conditions and the payment of a fee									1 year
Commitment fee percentage									0.25%
Interest rate (as a percent)									2.70%
The weighted average annual interest rate (as a percent)									2.40%	1.70%	1.50%
Long-term debt
Debt Instrument [Line Items]
Face amount									$ 550,000
Senior unsecured notes
Debt Instrument [Line Items]
Face amount									960,000
Letter of Credit
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt				$ (1,715)
Letter of Credit | Bridge Loan Facility
Debt Instrument [Line Items]
Face amount		$ 750,000
Debt term		364 days
Subsequent Event | Unsecured revolving credit facility
Debt Instrument [Line Items]
Unsecured term loans, net												$ 595,000
Senior unsecured notes | 4% Senior Unsecured Notes Due 2022
Debt Instrument [Line Items]
Face amount		$ 300,000
Interest rate (as a percent)		4.00%
Proceeds from Issuance of Debt		$ 295,399
Senior unsecured notes | 5.875% Senior Unsecured Notes Due 2046
Debt Instrument [Line Items]
Senior unsecured notes, net						$ 299,691
Mortgages | 6.21% Mortgage Note
Debt Instrument [Line Items]
Interest rate (as a percent)								6.21%
Gain (loss) on early extinguishment of debt									(21)
Extinguishment of debt								$ 23,473
Mortgages | 5.55% Mortgage Note
Debt Instrument [Line Items]
Interest rate (as a percent)							5.55%
Gain (loss) on early extinguishment of debt									$ 125
Extinguishment of debt							$ 83,000
First Potomac Realty Trust
Debt Instrument [Line Items]
Number of loans assumed | loan	5
Long term debt acquired	$ 167,936
Number of properties collateralized | property	5
Number of buildings collateralized | building	5
Number of mortgage notes securing joint ventures | mortgage_note	2
Number of joint ventures | joint_venture	2
First Potomac Realty Trust | Mortgages | FPO Mortgage
Debt Instrument [Line Items]
Number of loans assumed | mortgage_note	5
Long term debt acquired	$ 167,548
Fair value of debt	167,936
Repayment of principal			$ 10,000
First Potomac Realty Trust | Mortgages | Joint Venture Mortgage
Debt Instrument [Line Items]
Long term debt acquired	$ 82,000
Number of properties collateralized | property	2
Number of buildings collateralized | building	3
First Potomac Realty Trust
Debt Instrument [Line Items]
Number of joint ventures | joint_venture	2
First Potomac Realty Trust | Joint Venture Property 1
Debt Instrument [Line Items]
Percentage of ownership interest	50.00%
First Potomac Realty Trust | Joint Venture Property 2
Debt Instrument [Line Items]
Percentage of ownership interest	51.00%
Landover, MD | Mortgages | 6.21% Mortgage Note
Debt Instrument [Line Items]
Number of properties collateralized | property								1
Number of buildings collateralized | building								1
Reston, VA | Mortgages | 5.55% Mortgage Note
Debt Instrument [Line Items]
Number of properties collateralized | property							1
Number of buildings collateralized | building							2
LIBOR | Unsecured term loan, due in 2020
Debt Instrument [Line Items]
Basis spread on variable rate									1.40%
LIBOR | Unsecured term loan, due in 2022
Debt Instrument [Line Items]
Basis spread on variable rate									1.80%
LIBOR | Unsecured revolving credit facility
Debt Instrument [Line Items]
Basis spread on variable rate									1.25%